Stock Options and Grants (Details 1)	12 Months Ended
Dec. 31, 2016
Stock Options and Grants [Abstract]
Expected dividend yield	0.00%
Expected stock volatility	44.40%
Risk-free interest rate	1.30%
Expected life	5 years 6 months